JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.4%
Alternative Assets — 1.6%
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	5,041	72,788

Fixed Income — 48.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	82,738	992,855
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	55,964	476,811
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,632	46,184
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	10,192	92,642
JPMorgan High Yield Fund Class R6 Shares (a)	19,493	140,544
JPMorgan Income Fund Class R6 Shares (a)	9,648	93,006
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,865	70,297
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	19,731	199,682
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	7,456	85,664
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,305	42,532

Total Fixed Income		2,240,217

International Equity — 15.1%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	5,616	69,475
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,410	101,148
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,208	76,990
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	7,315	158,300
JPMorgan International Equity Fund Class R6 Shares (a)	3,269	55,709
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	13,571	238,720

Total International Equity		700,342

U.S. Equity — 33.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,685	105,165
JPMorgan Intrepid America Fund Class R6 Shares (a)	6,510	243,077
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,791	158,151
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,421	148,078
JPMorgan Large Cap Value Fund Class R6 Shares (a)	7,959	111,662
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	15,421	153,751
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,067	40,829
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,072	52,376
JPMorgan U.S. Equity Fund Class R6 Shares (a)	26,594	426,827
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,668	96,391

Total U.S. Equity		1,536,307

TOTAL INVESTMENT COMPANIES (Cost $3,721,964)		4,549,654

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b) (Cost $73,724)	73,724	73,724

Total Investments — 100.0% (Cost $3,795,688)		4,623,378
Liabilities in Excess of Other Assets — 0.0% (c)		(1,786)

Net Assets — 100.0%		4,621,592

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,623,378	$—	$—	$4,623,378

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,022,269	$12,163	$60,116	$1,627	$16,912	$992,855	82,738	$7,362	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	494,130	3,983	27,844	695	5,847	476,811	55,964	3,984	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	72,339	—	—	—	(2,864)	69,475	5,616	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	48,363	605	2,866	48	34	46,184	5,632	606	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	103,229	—	—	—	(2,081)	101,148	3,410	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	102,579	541	—	—	2,045	105,165	5,685	541	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	83,133	—	3,863	(367)	(1,913)	76,990	3,208	—	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	99,110	1,224	7,171	(576)	55	92,642	10,192	1,225	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	165,104	—	7,699	721	174	158,300	7,315	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	144,086	2,091	5,275	2	(360)	140,544	19,493	2,091	—
JPMorgan Income Fund Class R6 Shares (a)	86,074	10,818	4,796	46	864	93,006	9,648	1,215	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	69,859	439	—	—	(1)	70,297	6,865	439	—
JPMorgan International Equity Fund Class R6 Shares (a)	57,620	—	965	127	(1,073)	55,709	3,269	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	250,550	—	10,072	(338)	(1,420)	238,720	13,571	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	305,956	—	64,747	17,706	(15,838)	243,077	6,510	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	162,805	—	4,337	589	(906)	158,151	2,791	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	156,297	—	6,744	1,937	(3,412)	148,078	3,421	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	110,175	456	—	—	1,031	111,662	7,959	456	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	204,605	1,379	6,714	52	360	199,682	19,731	1,379	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	157,807	4,700	8,632	(908)	784	153,751	15,421	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	41,715	—	—	—	(886)	40,829	1,067	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	48,829	4,865	1,439	(300)	421	52,376	2,072	165	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	88,125	642	2,878	(113)	(112)	85,664	7,456	642	—
JPMorgan Systematic Alpha Fund Class R6 Shares *(a)	72,859	—	1,429	(128)	1,486	72,788	5,041	—	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	419,721	15,298	11,032	842	1,998	426,827	26,594	1,197	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	75,914	134,693	136,883	—	—	73,724	73,724	390	—
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	42,039	365	—	—	128	42,532	4,305	364	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	98,936	—	3,841	231	1,065	96,391	2,668	—	—

Total	$4,784,228	$194,262	$379,343	$21,893	$2,338	$4,623,378		$22,056	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.